Consolidated Statement of Financial Position - AUD ($)		Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash and cash equivalents		$ 4,083,735	$ 650,731
Trade and other receivables		1,203,249	391,016
Other assets		230,094	234,288
Total current assets		5,517,078	1,276,035
Non-current assets
Property, plant and equipment		395,999	12,392
Right of use assets		406,673	95,756
Intangible assets		2,235,180	1,397,397
Total non-current assets		3,037,852	1,505,545
Total assets		8,554,930	2,781,580
Current liabilities
Trade and other payables		1,454,241	1,058,037
Borrowings	[1]	308,100	435,600
Provisions		473,006	384,914
Accrued expenses		511,848	456,140
Lease liabilities		32,672	43,298
Contract and other liabilities		137,342	24,079
Total current liabilities		2,917,209	2,402,068
Non-current liabilities
Lease liabilities		417,744	87,400
Provisions		25,988	10,557
Accrued expenses		76,504	1,117,033
Total non-current liabilities		520,236	1,214,990
Total liabilities		3,437,445	3,617,058
Net assets / (liabilities)		5,117,485	(835,478)
Equity
Issued capital		45,038,037	35,505,073
Reserves		5,306,475	3,796,149
Accumulated losses		(45,227,027)	(40,136,700)
Total equity / (deficiency)		$ 5,117,485	$ (835,478)

[1]	The Company has on issue A$308,100 in unsecured convertible notes, including accrued interest. These notes have matured, have a fixed repayment amount and are not accruing further interest. These notes automatically convert to equity upon an ASX listing, however, due to the Company now being listed on Nasdaq the Company is unlikely to pursue an ASX listing, in which case the notes can only be redeemed in cash at their face value plus interest. All convertible notes are due and payable as at reporting date.